Note 14 - Commitments and Contingencies (Details Textual)	12 Months Ended
Dec. 31, 2022
Number of Dry-bulk Vessels with Index-linked Time Charter Rate	16
Number of Dry-bulk Vessels Not Secured Employment	7
Number of Container Vessels Not Secured Employement	3
Container Vessels [Member]
Number of Vessels Held for Sale	2
Future Minimum Contractual Charter Revenues Assumptions [Member]
Revenue Days Per Annum (Day)	365 days
Time Charter Arrangements Remaining Terms Period (Month)	105 months